First Pacific Low Volatility Fund (LOVIX)
                     A series of First Pacific Mutual Fund, Inc.

                         Supplement dated May 25, 2012
                      to the Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Investment Manager has agreed to waive 0.35% of its 1.00% management fees. This management fee waiver will be in effect from May 1, 2012 through the end of the Fund's fiscal year, September 30, 2012 and can be terminated only with the consent of the Board of Directors.

There are no other changes to the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFRENCE

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                    First Pacific Low Volatility Fund (LOVIX)
                   A series of First Pacific Mutual Fund, Inc.

                      Supplement dated May 25, 2012
         to the Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with such Statement of Additional Information.

The Investment Manager has agreed to waive 0.35% of its 1.00% management fees. This management fee waiver will be in effect from May 1, 2012 through the end of the Fund's fiscal year, September 30, 2012 and can be terminated only with the consent of the Board of Directors.

There are no other changes to the Statement of Additional Information.

                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFRENCE